Significant Accounting Policies (Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allowance for Doubtful Accounts, Beginning Balance	$ 636,000	$ 315,000	$ 0
Charged to Expenses	459,000	321,000	315,000
Write-offs, Net of Recoveries	0	0	0
Allowance for Doubtful Accounts, Ending Balance	$ 1,095,000	$ 636,000	$ 315,000